SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Outstanding
Number of options | shares	2,493,281
Weighted average remaining contractual life (years)	66 years 8 months 12 days
Weighted average exercise price	$ 0.84
Exercisable
Number of options | shares	349,648
Weighted average remaining contractual life (years)	2 years 4 months 17 days
Weighted average exercise price	$ 5.4
$0.01 [Member]
Outstanding
Range of exercise price	$ 0.01
Number of options | shares	2,121,332
Weighted average remaining contractual life (years)	77 years 11 months 23 days
Weighted average exercise price	$ 0.01
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
$2.52 – $3.38 [Member]
Outstanding
Range of exercise price, minimum	2.52
Range of exercise price, maximum	$ 3.38
Number of options | shares	105,336
Weighted average remaining contractual life (years)	1 year 4 months 20 days
Weighted average exercise price	$ 3.23
Exercisable
Number of options | shares	105,336
Weighted average remaining contractual life (years)	1 year 4 months 20 days
Weighted average exercise price	$ 3.23
$4.25 - $5.90 [Member]
Outstanding
Range of exercise price, minimum	4.25
Range of exercise price, maximum	$ 5.9
Number of options | shares	167,884
Weighted average remaining contractual life (years)	2 years 11 months 1 day
Weighted average exercise price	$ 5.26
Exercisable
Number of options | shares	167,884
Weighted average remaining contractual life (years)	2 years 11 months 1 day
Weighted average exercise price	$ 5.26
$6.23 -$8.34 [Member]
Outstanding
Range of exercise price, minimum	6.23
Range of exercise price, maximum	$ 8.34
Number of options | shares	72,635
Weighted average remaining contractual life (years)	1 year 10 months 9 days
Weighted average exercise price	$ 6.63
Exercisable
Number of options | shares	57,635
Weighted average remaining contractual life (years)	2 years 18 days
Weighted average exercise price	$ 6.65
$12.02 - $21.35 [Member]
Outstanding
Range of exercise price, minimum	12.02
Range of exercise price, maximum	$ 21.35
Number of options | shares	26,094
Weighted average remaining contractual life (years)	4 years 2 months 15 days
Weighted average exercise price	$ 15.34
Exercisable
Number of options | shares	18,793
Weighted average remaining contractual life (years)	4 years 2 months 12 days
Weighted average exercise price	$ 15.03
Performance-based Stock Options [Member] | $ 0.01 [Member]
Outstanding
Range of exercise price	$ 0.01
Number of options | shares	532,028
Weighted average remaining contractual life (years)	87 years 6 months 10 days
Weighted average exercise price	$ 0.01
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0